                                              Supplement to Prospectus Dated May 1, 2004
                                                     Supplement dated June 2, 2004

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

The following is added as an appendix to your prospectus:

                                                     APPENDIX F: HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We assume that (i) the contract was issued to a male who was 60 years old on the Issue Date, (ii) he made a single Purchase Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Annuity Values  illustrated on the following pages, we start with certain  hypothetical  rates of return (i.e.,  gross rates of return  equal to 0%, 6% and 10%  annually).  The  hypothetical  gross  rates of return  are first  reduced  by the  arithmetic average fees of the mutual funds  underlying the variable  investment  options.  To compute the  arithmetic  average of the fees of the underlying  mutual funds, we added the investment  management fees, other expenses,  and any 12b-1 fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically that values are allocated  equally among the variable  investment  options.  If you  allocated  the Annuity Value  unequally  among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly,  and thereby would influence the values under your annuity  contract.  Based on the fees of the  underlying  mutual funds as of December 31, 2003 (not giving effect to the expense  reimbursements  or expense  waivers that are described in the prospectus fee table),  the arithmetic  average fund fees were equal to 1.40%  annually.  If we did take  expense  reimbursements  and waivers  into  account  here,  that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the
Insurance Charge, the Distribution  Charge (as applicable) and the charge for the Combination 5% Roll-Up and Highest  Anniversary Value
Death Benefit.  Finally,  the Annuity Value is reduced by the Annual  Maintenance Fee and the charge for the Guaranteed  Minimum Income
Benefit.  The hypothetical  gross rates of return of 0%, 6% and 10% annually,  when reduced by the arithmetic  average mutual fund fees and the  Insurance  Charge,  the  Distribution  Charge (as  applicable)  and the  charge for the  Combination  5% Roll-up  and  Highest
Anniversary Value Death Benefit,  correspond to net annual rates of return of 7.14%, 3.25% and -2.60%,  respectively in the first eight
Annuity  years,  and 7.78%,  3.86% and  -2.02%,  respectively  in all  subsequent  years.  These net rates of return do not reflect the
Annual  Maintenance  Fee  or  the  charge  for  the  Guaranteed  Minimum  Income  Benefit.  If  those  charges  were  reflected  in the above-referenced  net returns,  then the net returns would be lower.  An "N/A" in these columns  indicates  that the benefit  cannot be exercised  in that  year.  A "0" in these  columns  indicates  the  contract  has  terminated  due to  insufficient  account  value and consequently, the guaranteed benefit has no value.

The values that you actually  experience  under a contract will be different  from what is depicted here if any of the  assumptions  we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your  prospectus  for the  meaning of the terms used here and for a  description  of how the  various  illustrated  features operate.

                                              American Skandia Life Assurance Corporation
                                                    A Prudential Financial Company
                                                           1 Corporate Drive
                                                           Shelton, CT 06484

                                                            1-800-766-4530

ASXT-6 - SUPP (06/02/04)                                      1                                                           ASXT6Sup1

American Skandia XTra Credit SIX
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
                Combination 5% Roll and Highest Anniversary Value Death Benefit
                Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        111,919        102,919        105,919        111,300            N/A            N/A
               2             62        118,173        109,673        118,173        116,865            N/A            N/A
               3             63        124,782        116,782        124,782        122,708            N/A            N/A
               4             64        131,767        124,767        131,767        128,844            N/A            N/A
               5             65        139,148        133,148        139,148        135,286            N/A            N/A
               6             66        146,948        141,948        146,948        142,050            N/A            N/A
               7             67        155,192        151,192        155,192        149,153          7,932         10,212
               8             68        163,904        160,904        163,904        156,610          8,556         11,064
               9             69        173,113        171,113        173,113        164,441          9,240         11,988
              10             70        182,845        182,845        182,845        172,663         10,536         12,984
              15             75        253,225        253,225        253,225        212,000         14,832         20,460
              20             80        352,381        352,381        352,381        212,000         16,584         31,440
              25             85        492,841        492,841        492,841        212,000         18,888         48,912
              30             90        691,810        691,810        691,810        212,000         20,592         74,112
              35             95        973,746        973,746        973,746        212,000         21,972        109,212
--------------------------------------------------------------------------------------------------------------------------

6% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        107,828         98,828        105,300        111,300            N/A            N/A
               2             62        109,670        101,170        116,865        116,865            N/A            N/A
               3             63        111,526        103,526        122,708        122,708            N/A            N/A
               4             64        113,394        106,394        128,844        128,844            N/A            N/A
               5             65        115,273        109,273        135,286        135,286            N/A            N/A
               6             66        117,162        112,162        142,050        142,050            N/A            N/A
               7             67        119,059        115,059        149,153        149,153          7,932          7,836
               8             68        120,962        117,962        156,610        156,610          8,556          8,160
               9             69        122,871        120,871        164,441        164,441          9,240          8,508
              10             70        124,783        124,783        172,663        172,663         10,536          8,856
              15             75        141,508        141,508        220,366        212,000         14,832         11,436
              20             80        160,712        160,712        281,250        212,000         16,584         14,340
              25             85        183,318        183,318        281,250        212,000         18,888         18,192
              30             90        209,925        209,925        281,250        212,000         20,592         22,488
              35             95        241,332        241,332        281,250        212,000         21,972         27,060
--------------------------------------------------------------------------------------------------------------------------

0% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        101,692         92,692        105,300        111,300            N/A            N/A
               2             62         97,508         89,008        116,865        116,865            N/A            N/A
               3             63         93,443         85,443        122,708        122,708            N/A            N/A
               4             64         89,492         82,492        128,844        128,844            N/A            N/A
               5             65         85,648         79,648        135,286        135,286            N/A            N/A
               6             66         81,906         76,906        142,050        142,050            N/A            N/A
               7             67         78,262         74,262        149,153        149,153          7,932          5,148
               8             68         74,710         71,710        156,610        156,610          8,556          5,040
               9             69         71,244         69,244        164,441        164,441          9,240          4,932
              10             70         67,860         67,860        172,663        172,663         10,536          4,824
              15             75         54,887         54,887        220,366        212,000         14,832          4,440
              20             80         43,072         43,072        281,250        212,000         16,584          3,840
              25             85         32,680         32,680        281,250        212,000         18,888          3,240
              30             90         23,540         23,540        281,250        212,000         20,592          2,520
              35             95         15,589         15,589        281,250        212,000         21,972          1,752
--------------------------------------------------------------------------------------------------------------------------